Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2012
UBS Dynamic Alpha Fund (Prospectus Summary) | UBS Dynamic Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNAAX
UBS Dynamic Alpha Fund (Prospectus Summary) | UBS Dynamic Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNACX
UBS Dynamic Alpha Fund (Prospectus Summary) | UBS Dynamic Alpha Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNAYX
UBS Global Allocation Fund (Prospectus Summary) | UBS Global Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGLX
UBS Global Allocation Fund (Prospectus Summary) | UBS Global Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNPCX
UBS Global Allocation Fund (Prospectus Summary) | UBS Global Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGLX
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFAX
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFCX
UBS Global Frontier Fund (Prospectus Summary) | UBS Global Frontier Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFYX
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIAX
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIDX
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIYX
UBS Equity Long-Short Multi-Strategy Fund (Prospectus Summary) | UBS Equity Long-Short Multi-Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNAX
UBS Equity Long-Short Multi-Strategy Fund (Prospectus Summary) | UBS Equity Long-Short Multi-Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNCX
UBS Equity Long-Short Multi-Strategy Fund (Prospectus Summary) | UBS Equity Long-Short Multi-Strategy Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNYX
UBS International Equity Fund (Prospectus Summary) | UBS International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNIEX
UBS International Equity Fund (Prospectus Summary) | UBS International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNICX
UBS International Equity Fund (Prospectus Summary) | UBS International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNUEX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVAX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVCX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUSVX
UBS U.S. Large Cap Equity Fund (Prospectus Summary) | UBS U.S. Large Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNEQX
UBS U.S. Large Cap Equity Fund (Prospectus Summary) | UBS U.S. Large Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNQCX
UBS U.S. Large Cap Equity Fund (Prospectus Summary) | UBS U.S. Large Cap Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPEQX
UBS U.S. Small Cap Growth Fund (Prospectus Summary) | UBS U.S. Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNSCX
UBS U.S. Small Cap Growth Fund (Prospectus Summary) | UBS U.S. Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNMCX
UBS U.S. Small Cap Growth Fund (Prospectus Summary) | UBS U.S. Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISCX
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNBDX
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNOCX
UBS Core Plus Bond Fund (Prospectus Summary) | UBS Core Plus Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPBDX
UBS Fixed Income Opportunities Fund (Prospectus Summary) | UBS Fixed Income Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOAX
UBS Fixed Income Opportunities Fund (Prospectus Summary) | UBS Fixed Income Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOCX
UBS Fixed Income Opportunities Fund (Prospectus Summary) | UBS Fixed Income Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOYX
UBS Global Bond Fund (Prospectus Summary) | UBS Global Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGBX
UBS Global Bond Fund (Prospectus Summary) | UBS Global Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDCX
UBS Global Bond Fund (Prospectus Summary) | UBS Global Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGBX
UBS U.S. Equity Alpha Fund (Prospectus Summary) | UBS U.S. Equity Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEAAX
UBS U.S. Equity Alpha Fund (Prospectus Summary) | UBS U.S. Equity Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEACX
UBS U.S. Equity Alpha Fund (Prospectus Summary) | UBS U.S. Equity Alpha Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEAYX
UBS Global Equity Fund (Prospectus Summary) | UBS Global Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGEX
UBS Global Equity Fund (Prospectus Summary) | UBS Global Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNECX
UBS Global Equity Fund (Prospectus Summary) | UBS Global Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGEX
UBS High Yield Fund (Prospectus Summary) | UBS High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNHYX
UBS High Yield Fund (Prospectus Summary) | UBS High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNHCX
UBS High Yield Fund (Prospectus Summary) | UBS High Yield Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIHYX